Consolidated Statement of Changes in Equity £ in Thousands	GBP (£)	Share options [member] GBP (£)	LTIPs [member] GBP (£)	Conversion of loan note [member] GBP (£)	Conversion of loan note [member] USD ($)	April 23, 2019 [member] GBP (£)	Issued capital [member] GBP (£)	Issued capital [member] Conversion of loan note [member] GBP (£)	Issued capital [member] Novartis bonus shares [member] GBP (£)	Issued capital [member] April 23, 2019 [member] GBP (£)	Share premium [member] GBP (£)	Share premium [member] Conversion of loan note [member] GBP (£)	Share premium [member] Novartis bonus shares [member] GBP (£)	Share premium [member] April 23, 2019 [member] GBP (£)	Other capital reserves [member] GBP (£)	Other capital reserves [member] Share options [member] GBP (£)	Other capital reserves [member] LTIPs [member] GBP (£)	Other capital reserves [member] Conversion of loan note [member] USD ($)	Other capital reserves [member] Novartis bonus shares [member] GBP (£)	Other capital reserves [member] April 23, 2019 [member] GBP (£)	Employee benefit trust [member] GBP (£)	Other reserves [member] GBP (£)	Accumulated losses [member] GBP (£)	Translated reserve GBP (£)
Beginning balance at Dec. 31, 2018	£ 32,771						£ 214				£ 118,492				£ 18,593						£ (307)	£ 7,000	£ (111,221)
Other comprehensive income	(499)																							£ (499)
Loss for the period	(34,844)																					0	(34,844)
Total comprehensive income/(loss) for the year, attributable to equity holders of the parent	(35,343)																						(34,844)	(499)
Issuance of share capital						£ 40,892				£ 74										£ 40,818
Issuance of share capital				£ 2,369				£ 3	£ 3			£ 2,366	£ 1,587						£ (1,590)
Share-based payments		£ 1,543	£ 93													£ 1,543	£ 93
Issuance on conversion of loan notes | $					$ (310)													$ (310)
Transaction costs on issuance of share capital						£ (761)								£ (761)
Purchase of treasury shares	(998)																				(998)
Ending balance at Dec. 31, 2019	40,256						294				121,684				59,147						(1,305)	7,000	(146,065)	(499)
Other comprehensive income	349																							349
Loss for the period	(163,628)																						(163,628)	0
Total comprehensive income/(loss) for the year, attributable to equity holders of the parent	(163,279)																						(163,628)	349
Issuance of share capital	16,937						347				18,715											(2,125)
Share-based payments	1,558														1,558
Conversion of loan notes and warrants	55,949						375				21,386				34,188
Reclassification of loan notes embedded derivative	33,481														33,481
Conversion of warrants	127						1															126
Ending balance at Dec. 31, 2020	(14,971)						1,017				161,785				128,374						(1,305)	5,001	(309,693)	(150)
Other comprehensive income	(191)																							(191)
Loss for the period	12,725																						12,725
Total comprehensive income/(loss) for the year, attributable to equity holders of the parent	12,534																						12,725	(191)
Issuance of share capital	79,210						601				78,609
Share-based payments	3,302														3,302
Exercise of share option	46														(119)						165
Conversion of loan notes and warrants	7,881						137				7,066				(1,722)							2,400
Ending balance at Dec. 31, 2021	£ 88,002						£ 1,755				£ 247,460				£ 129,835						£ (1,140)	£ 7,401	£ (296,968)	£ (341)